Cash and due from banks and inter-bank funds - Summary of cash and due from banks (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and clearing	S/ 2,865,251	S/ 2,363,326
Deposits in the BCRP	6,918,526	10,445,851
Deposits in banks	2,923,999	3,607,134
Accrued interest	17,391	3,350
Total cash	12,725,167	16,419,661
Restricted funds	468,244	684,804
Cash and cash equivalents	S/ 13,193,411	S/ 17,104,465